Contingencies - Additional Information (Detail) (USD $)	Jun. 30, 2013
Loss Contingencies [Line Items]
Reserve for environmental matters	$ 12,475,000
Environmental Issue
Loss Contingencies [Line Items]
Estimated total liability for environmental sites range, minimum	12,500,000
Estimated total liability for environmental sites range, maximum	80,100,000
Estimated total liability for environmental sites range, largest	$ 15,100,000